Significant Accounting Policies - Schedule of Intangible Assets with Finite Useful Lives (Details)	12 Months Ended
Mar. 31, 2020
Non compete agreements
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
Period/Rate	3 years
Customer relationships
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
Period/Rate	10 years
Farmer relationships
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
Period/Rate	3 years
License agreements
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
License agreements | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Period/Rate	31 months
License agreements | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Period/Rate	12 years
Website and trademarks
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
Period/Rate	4 years
Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Method	Straight-line
Computer software | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Period/Rate	3 years
Computer software | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Period/Rate	5 years